Mobile Financial Services activities - Fair value of financial assets (Details) - Orange Bank Operating Segment Member - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives [member]
Disclosure of financial assets [line items]
Derivatives, net amount	€ (51)	€ (54)	€ 58
Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of financial assets [line items]
Derivatives, net amount	(51)	(54)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	209	313	387
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value			387
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy and cash [member]
Disclosure of financial assets [line items]
Financial assets, fair value	209	313
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,000	2,708	2,363
Financial assets at amortised cost, category [member] | Loans and receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,000	2,708	2,363
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, fair value	79	79	360
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value			360
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member] | Level 1 of fair value hierarchy and cash [member]
Disclosure of financial assets [line items]
Financial assets, fair value	79	79
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	37	50	73
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value			73
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy and cash [member]
Disclosure of financial assets [line items]
Financial assets, fair value	37	50
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets, fair value	32	296	441
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value			441
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member] | Level 1 of fair value hierarchy and cash [member]
Disclosure of financial assets [line items]
Financial assets, fair value	32	296
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equity securities [Member]
Disclosure of financial assets [line items]
Financial assets, fair value	3	3	3
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equity securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 3
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Equity securities [Member] | Level 1 of fair value hierarchy and cash [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 3	€ 3